UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          8th Floor
          New York, NY 10017

13F File Number:  028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY                 May 5, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total: $1,193,005
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-12803                        Newland Master Fund, Ltd.



                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2011
COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6       COL 7        COLUMN 8

                              TITLE OF                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT     OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP      (x$1,000)  PRN AMT  PRN CALL  DISCRETION     MGRS  SOLE      SHARED  NONE
ABRAXAS PETE CORP             COM               003830106    1,553     266,000 SH        Shared-Defined  1      266,000
ACCO BRANDS CORP              COM               00081T108   12,200   1,278,822 SH        Shared-Defined  1    1,278,822
ADECOAGRO S A                 COM               L00849106    1,911     141,800 SH        Shared-Defined  1      141,800
AIR PRODS & CHEMS INC         COM               009158106   21,427     237,600 SH        Shared-Defined  1      237,600
ANALOGIC CORP                 COM PAR $0.05     032657207   14,641     258,905 SH        Shared-Defined  1      258,905
ARKANSAS BEST CORP DEL        COM               040790107   11,157     430,431 SH        Shared-Defined  1      430,431
BARCLAYS BK PLC               IPTH S&P VIX NEW  06740C261    5,289     180,083 SH        Shared-Defined  1      180,083
BE AEROSPACE INC              COM               073302101    7,171     201,829 SH        Shared-Defined  1      201,829
BRIGUS GOLD CORP              COM               109490102      370     240,800 SH        Shared-Defined  1      240,800
C H ROBINSON WORLDWIDE INC    COM NEW           12541W209    2,214      29,868 SH        Shared-Defined  1       29,868
CALLON PETE CO DEL            COM               13123X102    2,063     265,466 SH        Shared-Defined  1      265,466
CBIZ INC                      COM               124805102    1,256     174,250 SH        Shared-Defined  1      174,250
CELADON GROUP INC             COM               150838100      497      30,628 SH        Shared-Defined  1       30,628
CENVEO INC                    COM               15670S105    1,852     283,583 SH        Shared-Defined  1      283,583
CINTAS CORP                   COM               172908105    3,611     119,262 SH        Shared-Defined  1      119,262
CISCO SYS INC                 COM               17275R102      338      19,680 SH        Shared-Defined  1       19,680
CISCO SYS INC                 COM               17275R102    1,056      61,600     CALL  Shared-Defined  1       61,600
CLARCOR INC                   COM               179895107    3,265      72,662 SH        Shared-Defined  1       72,662
COLFAX CORP                   COM               194014106    5,390     234,880 SH        Shared-Defined  1      234,880
COLUMBUS MCKINNON CORP N Y    COM               199333105      660      35,764 SH        Shared-Defined  1       35,764
COSAN LTD                     SHS A             G25343107    8,414     652,277 SH        Shared-Defined  1      652,277
COSTAMARE INC                 SHS               Y1771G102   25,702   1,477,981 SH        Shared-Defined  1    1,477,981
COVENANT TRANSN GROUP INC     CL A              22284P105    7,898     853,812 SH        Shared-Defined  1      853,812
CRUDE CARRIERS CORPORATION    COM               Y1820X106    1,158      76,632 SH        Shared-Defined  1       76,632
CTPARTNERS EXECUTIVE SEARCH   COM               22945C105    5,865     414,493 SH        Shared-Defined  1      414,493
CYTEC INDS INC                COM               232820100    7,455     137,124 SH        Shared-Defined  1      137,124
DONNELLEY R R & SONS CO       COM               257867101   21,821   1,153,348 SH        Shared-Defined  1    1,153,348
ENDEAVOUR INTL CORP           COM NEW           29259G200    3,493     275,000 SH        Shared-Defined  1      275,000
ENGLOBAL CORP                 COM               293306106    5,991   1,322,576 SH        Shared-Defined  1    1,322,576
ENPRO INDS INC                COM               29355X107   57,553   1,584,600 SH        Shared-Defined  1    1,584,600
EXPEDITORS INTL WASH INC      COM               302130109   19,557     389,966 SH        Shared-Defined  1      389,966
FEDEX CORP                    COM               31428X106   82,267     879,392 SH        Shared-Defined  1      879,392
FERRO CORP                    COM               315405100    2,820     170,000 SH        Shared-Defined  1      170,000
FORD MTR CO DEL               COM PAR $0.01     345370860    4,553     305,338 SH        Shared-Defined  1      305,338
FREESEAS INC                  SHS               Y26496144      691     248,660 SH        Shared-Defined  1      248,660
FRONTLINE LTD                 SHS               G3682E127   15,959     644,298 SH        Shared-Defined  1      644,298
FRONTLINE LTD                 SHS               G3682E127    2,477     100,000     CALL  Shared-Defined  1      100,000
FUELCELL ENERGY INC           COM               35952H106    1,457     681,016 SH        Shared-Defined  1      681,016
FX ENERGY INC                 COM               302695101    3,594     429,900 SH        Shared-Defined  1      429,900
GENERAL CABLE CORP DEL NEW    COM               369300108    7,087     163,673 SH        Shared-Defined  1      163,673
GENERAL DYNAMICS CORP         COM               369550108   10,717     139,984 SH        Shared-Defined  1      139,984
GLOBAL GEOPHYSICAL SVCS INC   COM               37946S107    1,505     104,096 SH        Shared-Defined  1      104,096
GOODRICH CORP                 COM               382388106    6,201      72,500 SH        Shared-Defined  1       72,500
GRAFTECH INTL LTD             COM               384313102    1,997      96,798 SH        Shared-Defined  1       96,798
GSE SYS INC                   COM               36227K106    3,090   1,367,348 SH        Shared-Defined  1    1,367,348
HALLIBURTON CO                COM               406216101    5,670     113,770 SH        Shared-Defined  1      113,770
HAWAIIAN HOLDINGS INC         COM               419879101      906     150,823 SH        Shared-Defined  1      150,823
HEADWATERS INC                COM               42210P102    7,355   1,246,679 SH        Shared-Defined  1    1,246,679
HEARTLAND EXPRESS INC         COM               422347104   11,587     660,497 SH        Shared-Defined  1      660,497
HECLA MNG CO                  COM               422704106      908     100,000 SH        Shared-Defined  1      100,000
HILLENBRAND INC               COM               431571108   14,503     674,552 SH        Shared-Defined  1      674,552
ILLINOIS TOOL WKS INC         COM               452308109   31,440     585,253 SH        Shared-Defined  1      585,253
INGERSOLL-RAND PLC            SHS               G47791101    2,899      60,000 SH        Shared-Defined  1       60,000
INTERNATIONAL COAL GRP INC N  COM               45928H106    1,925     170,325 SH        Shared-Defined  1      170,325
ION GEOPHYSICAL CORP          COM               462044108      327      25,757 SH        Shared-Defined  1       25,757
ISHARES TR                    RUSSELL 2000      464287655   42,085     500,000     PUT   Shared-Defined  1      500,000
ITRON INC                     COM               465741106    2,027      35,908 SH        Shared-Defined  1       35,908
KINROSS GOLD CORP             COM NO PAR        496902404    1,530      97,126 SH        Shared-Defined  1       97,126
KODIAK OIL & GAS CORP         COM               50015Q100    1,457     217,473 SH        Shared-Defined  1      217,473
MCDERMOTT INTL INC            COM               580037109    5,141     202,497 SH        Shared-Defined  1      202,497
MERCURY COMPUTER SYS          COM               589378108    7,759     366,700 SH        Shared-Defined  1      366,700
MISTRAS GROUP INC             COM               60649T107   20,037   1,164,294 SH        Shared-Defined  1    1,164,294
MODINE MFG CO                 COM               607828100   10,953     678,650 SH        Shared-Defined  1      678,650
MSC INDL DIRECT INC           CL A              553530106      685      10,000 SH        Shared-Defined  1       10,000
NETSOL TECHNOLOGIES INC       COM NEW           64115A204    9,532   5,070,151 SH        Shared-Defined  1    5,070,151
OMNOVA SOLUTIONS INC          COM               682129101    8,342   1,060,004 SH        Shared-Defined  1    1,060,004
OSI SYSTEMS INC               COM               671044105    7,703     205,243 SH        Shared-Defined  1      205,243
OVERSEAS SHIPHOLDING GROUP I  COM               690368105    1,286      40,000 SH        Shared-Defined  1       40,000
OWENS ILL INC                 COM NEW           690768403    8,408     278,492 SH        Shared-Defined  1      278,492
PACCAR INC                    COM               693718108   24,751     472,700 SH        Shared-Defined  1      472,700
PACER INTL INC TENN           COM               69373H106      736     140,156 SH        Shared-Defined  1      140,156
PLAINS EXPL& PRODTN CO        COM               726505100      725      20,000 SH        Shared-Defined  1       20,000
POLYPORE INTL INC             COM               73179V103      576      10,000 SH        Shared-Defined  1       10,000
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104    1,436      25,000 SH        Shared-Defined  1       25,000
ROADRUNNER TRNSN SVCS HLDG I  COM               76973Q105   25,557   1,703,817 SH        Shared-Defined  1    1,703,817
ROCK-TENN CO                  CL A              772739207    1,900      27,400 SH        Shared-Defined  1       27,400
RYDER SYS INC                 COM               783549108    8,055     159,189 SH        Shared-Defined  1      159,189
SAIA INC                      COM               78709Y105    4,766     290,806 SH        Shared-Defined  1      290,806
SENSATA TECHNOLOGIES HLDG BV  SHS               N7902X106    1,673      48,176 SH        Shared-Defined  1       48,176
SMITH A O                     COM               831865209   10,161     229,168 SH        Shared-Defined  1      229,168
SOLUTIA INC                   COM NEW           834376501    3,197     125,866 SH        Shared-Defined  1      125,866
SPDR S&P 500 ETF TR           TR UNIT           78462F103  318,216   2,400,000     PUT   Shared-Defined  1    2,400,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103   13,259     100,000     CALL  Shared-Defined  1      100,000
SPX CORP                      COM               784635104    6,999      88,158 SH        Shared-Defined  1       88,158
STONERIDGE INC                COM               86183P102   10,900     745,562 SH        Shared-Defined  1      745,562
SWIFT TRANSN CO               CL A              87074U101    1,615     109,893 SH        Shared-Defined  1      109,893
TE CONNECTIVITY LTD           COM               H84989104    3,134      90,000 SH        Shared-Defined  1       90,000
TEEKAY TANKERS LTD            CL A              Y8565N102    2,231     213,302 SH        Shared-Defined  1      213,302
TELVENT GIT SA                SHS               E90215109   51,042   1,753,423 SH        Shared-Defined  1    1,753,423
TESCO CORP                    COM               88157K101    3,271     149,178 SH        Shared-Defined  1      149,178
TOWER INTL INC                COM               891826109    2,507     148,087 SH        Shared-Defined  1      148,087
TRIANGLE PETE CORP            COM NEW           89600B201    2,992     360,426 SH        Shared-Defined  1      360,426
TYCO INTERNATIONAL LTD        SHS               H89128104   56,215   1,255,631 SH        Shared-Defined  1    1,255,631
ULTRALIFE CORP                COM               903899102      718     141,547 SH        Shared-Defined  1      141,547
ULTRAPETROL BAHAMAS LTD       COM               P94398107    6,182   1,216,972 SH        Shared-Defined  1    1,216,972
URANIUM ENERGY CORP           COM               916896103      411     102,972 SH        Shared-Defined  1      102,972
USA TRUCK INC                 COM               902925106    4,236     325,808 SH        Shared-Defined  1      325,808
VITRAN CORP INC               COM               92850E107    7,360     522,326 SH        Shared-Defined  1      522,326
WILLBROS GROUP INC DEL        COM               969203108    1,923     176,065 SH        Shared-Defined  1      176,065
WILLIAMS COS INC DEL          COM               969457100    4,552     146,000 SH        Shared-Defined  1      146,000




SK 25958 0003 1189292